Equipment on Operating Leases - Summary of Equipment on Operating Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Equipment on operating leases	$ 2,139	$ 2,240
Accumulated depreciation	(365)	(395)
Net equipment on operating leases	$ 1,774	$ 1,845	[1]

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).